UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03342

SIT MID CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2016

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments

Sit Mid Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit Mid Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.8%
Commercial Services - 4.7%
55,300	Cardtronics, Inc. *	1,990,247
16,900	Equifax, Inc.	1,931,501
11,400	Moody’s Corp.	1,100,784
32,200	Nielsen Holdings, PLC	1,695,652

		6,718,184

Communications - 1.3%
18,300	SBA Communications Corp. *	1,833,111

Consumer Durables - 5.5%
15,300	Carlisle Cos., Inc.	1,522,350
16,000	Electronic Arts, Inc. *	1,057,760
7,300	Genuine Parts Co.	725,328
22,100	Polaris Industries, Inc.	2,176,408
15,200	Snap-On, Inc.	2,386,248

		7,868,094

Consumer Non-Durables - 3.4%
48,900	Coca-Cola Enterprises, Inc.	2,481,186
27,200	G-III Apparel Group, Ltd. *	1,329,808
25,100	Hanesbrands, Inc.	711,334
10,300	Skechers U.S.A., Inc. *	313,635

		4,835,963

Consumer Services - 6.5%
21,400	AMC Networks, Inc. *	1,389,716
4,125	Chipotle Mexican Grill, Inc. *	1,942,751
53,600	Dunkin’ Brands Group, Inc.	2,528,312
38,300	H&R Block, Inc.	1,011,886
33,832	Marriott International, Inc.	2,408,162

		9,280,827

Electronic Technology - 9.8%
113,600	Applied Materials, Inc.	2,406,048
22,400	Arista Networks, Inc. *	1,413,440
22,800	Broadcom, Ltd.	3,522,600
87,400	Ciena Corp. *	1,662,348
43,500	Skyworks Solutions, Inc.	3,388,650
20,400	Synaptics, Inc. *	1,626,696

		14,019,782

Energy Minerals - 1.5%
23,800	Continental Resources, Inc. *	722,568
39,010	Marathon Petroleum Corp.	1,450,392

		2,172,960

Finance - 7.6%
6,100	Affiliated Managers Group, Inc. *	990,640
7,800	Ameriprise Financial, Inc.	733,278
31,700	Arthur J Gallagher & Co.	1,410,016
23,600	First Republic Bank	1,572,704
5,700	Intercontinentalexchange Group, Inc.	1,340,298
23,000	Invesco, Ltd.	707,710

Quantity	Name of Issuer	Fair Value ($)

37,200	Legg Mason, Inc.	1,290,096
22,800	PacWest Bancorp	847,020
14,600	Signature Bank/New York NY *	1,987,352

		10,879,114

Health Services - 6.6%
45,000	Acadia Healthcare Co., Inc. *	2,479,950
32,100	Amsurg Corp. *	2,394,660
21,500	Centene Corp. *	1,323,755
13,600	Express Scripts Holding Co. *	934,184
13,600	Stericycle, Inc. *	1,716,184
15,200	Team Health Holdings, Inc. *	635,512

		9,484,245

Health Technology - 11.3%
12,000	Alexion Pharmaceuticals, Inc. *	1,670,640
12,200	Align Technology, Inc. *	886,818
9,800	Allergan, PLC *	2,626,694
18,200	Celgene Corp. *	1,821,638
11,600	DexCom, Inc. *	787,756
9,300	Incyte Corp. *	673,971
9,600	Jazz Pharmaceuticals, PLC *	1,253,280
17,500	Mylan NV *	811,125
92,600	Novavax, Inc. *	477,816
19,650	Thermo Fisher Scientific, Inc.	2,782,244
13,300	Vertex Pharmaceuticals, Inc. *	1,057,217
11,675	Zimmer Holdings, Inc.	1,244,905

		16,094,104

Industrial Services - 2.1%
45,500	Waste Connections, Inc.	2,938,845

Process Industries - 4.7%
11,900	CF Industries Holdings, Inc.	372,946
31,200	Ecolab, Inc.	3,479,424
18,800	International Paper Co.	771,552
29,200	Scotts Miracle-Gro Co.	2,124,884

		6,748,806

Producer Manufacturing - 8.6%
24,000	AMETEK, Inc.	1,199,520
10,950	Anixter International, Inc. *	570,604
18,400	Delphi Automotive, PLC	1,380,368
21,300	Ingersoll-Rand, PLC	1,320,813
25,700	ITT Corp.	948,073
37,900	Mobileye NV *	1,413,291
27,400	Orbital ATK, Inc.	2,382,156
14,200	Rockwell Collins, Inc.	1,309,382
49,100	Tyco International, PLC	1,802,461

		12,326,668

Retail Trade - 9.7%
36,100	Dick’s Sporting Goods, Inc.	1,687,675
27,600	DSW, Inc.	762,864
34,600	Finish Line, Inc.	730,060

See accompanying notes to schedule of investments.

MARCH 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit Mid Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

40,200	Macy’s, Inc.	1,772,418
17,100	Nordstrom, Inc.	978,291
55,300	TJX Cos., Inc.	4,332,755
18,300	Ulta Salon Cosmetics & Fragrance, Inc. *	3,545,442

		13,809,505

Technology Services - 11.6%
25,100	ANSYS, Inc. *	2,245,446
55,005	Aspen Technology, Inc. *	1,987,331
13,100	Autodesk, Inc. *	763,861
36,400	Cognizant Technology Solutions Corp. *	2,282,280
3,200	DST Systems, Inc.	360,864
32,700	Euronet Worldwide, Inc. *	2,423,397
2,150	priceline.com, Inc. *	2,771,264
19,400	Ultimate Software Group, Inc. *	3,753,900

		16,588,343

Quantity	Name of Issuer	Fair Value ($)

Transportation - 2.7%
34,300	Alaska Air Group, Inc.	2,813,286
16,800	Ryder System, Inc.	1,088,304

		3,901,590

Utilities - 1.2%
27,800	WEC Energy Group, Inc.	1,669,946

Total Common Stocks (cost: $95,459,692)		141,170,087

Total Investments in Securities - 98.8% (cost: $95,459,692)		141,170,087
Other Assets and Liabilities, net - 1.2%		1,695,070

Total Net Assets - 100.0%		$142,865,157

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2016 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks **	141,170,087	—	—	141,170,087
Total:	141,170,087	—	—	141,170,087

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of March 31, 2016 is included with the Fund’s schedule of investments.

At March 31, 2016, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

			Net Unrealized	Cost of
	Unrealized	Unrealized	Appreciation	Securities on a
	Appreciation	Depreciation	(Depreciation)	Tax Basis
Mid Cap Growth	$50,023,543	($4,313,148)	$45,710,395	$95,459,692

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 5, 2016

By:	/s/Roger J. Sit

Roger J. Sit

Chairman

Date:	May 5, 2016